Other financial information (Tables)	6 Months Ended
Jun. 30, 2026
Other financial information
Schedule of commitments given and received

(in thousands of euros)	December 31, 2025	June 30, 2026
CRO[1]	93,553	65,247
CMO	7,464	6,846
Lease	1,041	—
Others	31,576	34,249
Total commitments given	133,633	106,342
Agreements concerning the provision of facilities	383	226
Total commitments received	383	226
(1)	Including CRO with Pharmaceutical Research Associates B.V.

Schedule of maturity analysis of financial liabilities

June 30, 2026		Between 1 and	Between 3 and
(in thousands of euros)	Less than 1 year	3 years	5 years	More than 5 years
Bank borrowings including interests	11,803	52,047	38,882	—
Accrued interest payable on loans	624	—	—	—
Lease liabilities	2,100	783	—	—
Royalty certificates liabilities	—	14,448	58,814	463,578
Trade payables	34,532	—	—	—
Other miscellaneous payables	190	—	—	—
Total debt	49,250	67,278	97,697	463,578

December 31, 2025		Between 1 and	Between 3 and
(in thousands of euros)	Less than 1 year	3 years	5 years	More than 5 years
Bank borrowings	33,429	29,197	1,558	—
Accrued interest payable on loans	597	1,867	—	—
Lease liabilities	2,031	661	—	—
Royalty certificates liabilities	—	6,485	45,150	485,206
Trade payables	26,017	—	—	—
Other miscellaneous payables	2,738	—	—	—
Total debt	64,812	38,211	46,707	485,206